PENSION BENEFITS (Details 10) (USD $)	Oct. 31, 2012
Estimated Future Benefits Payments
2013	$ 366,113
2014	376,461
2015	396,040
2016	479,580
2017	530,877
2018-2022	2,772,082
Expected contribution to pension plan in 2013	$ 278,913